Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter WNT
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	612,211	75,501	687,712	Dec. 2015	May 2013
2011	1,467,409	9,148	1,476,557	Mar. 2014	Mar. 2012

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter Campbell
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	(2,010,679)	905,178	(1,105,501)	Sep. 2014	Mar. 2013
2011	(1,240,461)	1,330,410	89,949	Sep. 2013	Mar. 2012

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter Aspect
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	1,517,757	99,717	1,617,474	Jun. 2015	Jan. 2013
2011	2,898,002	78,075	2,976,077	Jun. 2014	Jan. 2012